CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Schedule of Change in Value of Financial Assets using Unobservable Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in financial assets using unobservable inputs (Level 3)
Balance at the beginning of the period	$ 2,095
Add: Reclassed from long-term investments to short-term investments	2,100
Less: Proceeds from sales of short-term investments	(2,095)	$ (41)	$ (3,143)
Balance at the end of the period	$ 2,100	$ 2,095